Segment Results (Tables)	6 Months Ended
Jun. 30, 2011
Segment Results
Selected Information For The Company's Reportable Segments

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net revenues to external customers
Branded Pharmaceuticals	$398,267	$368,840	$773,781	$707,376
Generics	133,047	27,684	267,456	53,560
Devices and Services	76,297	—	126,400	—

Total consolidated net revenues to external customers	$607,611	$396,524	$1,167,637	$760,936

Adjusted income (loss) before income tax
Branded Pharmaceuticals	$209,619	$183,787	$402,875	$353,111
Generics	21,126	3,065	47,513	6,311
Devices and Services	25,474	—	39,915	—
Corporate unallocated	(67,032)	(43,935)	(123,301)	(88,289)

Total consolidated adjusted income before income tax	$189,187	$142,917	$367,002	$271,133

Schedule Of Reconciliations Of Consolidated Adjusted Income (Loss) Before Income Tax

	Three months ended June,		Six months ended June 30,
	2011	2010	2011	2010
Total consolidated adjusted income before income tax	$189,187	$142,917	$367,002	$271,133
Upfront and milestone payments to partners	(13,990)	(15,911)	(24,991)	(18,891)
Acquisition-related items	(17,626)	(4,796)	(23,699)	(6,325)
Cost reduction initiatives and separation benefits	(533)	(4,006)	(3,995)	(9,520)
Impairment of other intangible assets	—	(13,000)	—	(13,000)
Amortization of intangible assets related to marketed products and customer relationships	(40,444)	(17,135)	(77,655)	(34,352)
Inventory step-up	(2,995)	—	(16,781)	—
Non-cash interest expense	(4,719)	(4,212)	(9,260)	(8,262)
Loss on extinguishment of debt, net	(8,548)	—	(8,548)	—
Other (expense) income, net	—	(35)	—	(239)

Total consolidated income before income tax	$100,332	$83,822	$202,073	$180,544

Additional Selected Financial Information For Reportable Segments

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Depreciation expense
Branded Pharmaceuticals	$2,775	$3,255	$6,442	$6,594
Generics	2,571	205	5,184	409
Devices and Services	3,296	—	6,389	—
Corporate unallocated	763	688	1,769	1,381

Total depreciation expense	$9,405	$4,148	$19,784	$8,384

Amortization expense
Branded Pharmaceuticals	$26,199	$17,285	$52,260	$34,571
Generics	9,697	—	19,597	—
Devices and Services	4,697	—	6,098	—

Total amortization expense	$40,593	$17,285	$77,955	$34,571